Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 798	$ 351	$ 1,446	$ 1,486
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	16	261	432	377
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 782	$ 90	$ 1,014	$ 1,109